LEASE LIABILITIES - Additional Information (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES.
Lease liabilities	$ 5,531,000	$ 7,262,000	$ 1,446,000
Weighted average incremental borrowing rate for lease liabilities	7.51%